Financial liabilities	3 Months Ended
Mar. 31, 2026
Disclosure of financial liabilities [abstract]
Financial liabilities	Financial liabilities
Financial liabilities break down as follows:

(amounts in thousands of euros)
FINANCIAL LIABILITIES	AS OF DECEMBER 31, 2025	AS OF MARCH 31, 2026
Lease liabilities	554	346
Borrowings	554	346
Royalty certificates	30,237	32,764
Other financial liabilities	30,237	32,764
Total non-current financial liabilities	30,790	33,110

Lease liabilities	1,302	1,101
Borrowings	1,302	1,101
Total current financial liabilities	1,302	1,101
Total financial liabilities	32,093	34,210
Note 15.1. Structured debt financing with Kreos & Claret subscribed in August 2023 – “Kreos / Claret Financing”
The Kreos / Claret Financing consists of three tranches of €25,000 thousand each in aggregate principal amount (the convertible
OCABSA and the second and third tranches of non-convertible bonds, respectively the "tranches A, B and C") as well as a Minimal
Return Indemnification ("MRI") to the benefit of the bondholders.
In addition to the Kreos / Claret OCABSA, the Group has issued share warrants (the “tranche A-B BSA” and “tranche C BSA”), giving Kreos and Claret the right to subscribe to up to 214,198 and 405,832 ordinary shares respectively.
The OCABSA are compound instruments, split between (i) a debt component (then measured at amortized cost) and (ii) an equity component corresponding to the conversion option and the attached OCABSA warrants.
The OCABSA warrants are considered as an embedded component of the bonds rather than a separate stand-alone financial instrument.
The Kreos / Claret second and third tranches are hybrid instruments, split between (i) debt host contracts accounted for at amortized cost and (ii) bifurcated embedded derivatives accounted for at fair value through profit and loss, corresponding to the Minimal Return
Indemnifications and the prepayment options (the fair value of the prepayment options being deemed insignificant at issuance and at the subsequent reporting dates).
As the A-B and C warrants (the "Kreos / Claret BSA") are contractually transferable separately from the bonds and are redeemable in a variable number of ordinary shares of the Group, they are classified as standalone derivative financial liabilities.
The detailed terms and conditions and the accounting treatment of these instruments are presented in Note 15.1 to the annual consolidated financial statements of the Group as of December 31, 2025 accompanying the Group’s Annual Report.
Settlement of the liabilities
On August 6, 2025, Kreos Capital VII(UK) Limited converted the Tranche A portion of the Kreos / Claret Financing (the Kreos /
Claret OCABSA), resulting in the issuance of 785,389 ordinary shares and an increase in equity by €16,058 thousand.
On July 30, 2025, Kreos Capital VII Aggregator SCSp opted for the cashless exercise of its share warrants (the tranche A-B BSA and tranche C BSA), implemented through the repurchase by the Group of 94,117 tranche A-B and C BSA and the issuance of 319,251 ordinary shares of the Group and an increase in equity by €19,570 thousand.
On August 28, 2025, Claret European Growth Capital Fund III SCSp, exercised its share warrants (the tranche A-B BSA and tranche
C BSA) for 206,662 ordinary shares of the Group and an increase in equity by €14,198 thousand.
In August 2025, as a result of (i) the repayments of principal and interests made until that date under the Kreos / Claret Financing, (ii)
the exercise of the Tranche A-B and C BSA and (iii) the conversion of the Kreos OCABSA, the cash generated thereby met the
Minimum Cash Return due to the Kreos / Claret bondholders. Consequently, as no further payment could be due by the Group in relation to the Kreos / Claret Minimal Return Indemnification, the MRI derivatives were derecognized, resulting in a financial income of €3,620 thousand.
On November 25, 2025, Claret European Growth Capital Fund III SCSp converted its portion of the Tranche A portion of the Kreos /
Claret Financing (the Claret OCABSA), resulting in the issuance of 392,695 ordinary shares of the Group and an increase in equity by
€8,296 thousand.
On November 28, 2025, the Group notified the bondholders of its intention to prepay in full the outstanding balances of Tranches B and C of the Kreos / Claret Financing. The transaction was completed on December 23, 2025. The total amount paid by the Group at that date amounted to €33,823 thousand, consisting of:
•the outstanding principal of €29,903 thousand, from which the deposit amount of €1,081 thousand initially paid by the Group to Kreos and Claret was deducted,
•future interests discounted at a discount rate of 4% as per the terms of the prepayment option, amounting to €2,001 thousand,
and
•end-of-loan exit fees of €3,000 thousand.
Following the aforementioned transactions, the Group no longer holds any debt related to the Kreos Claret Financing.
Note 15.2.  Heights convertible notes
The Heights convertible notes consists of (i) a host debt instrument and (ii) conversion and settlement options representing embedded derivatives. The whole instrument is measured at FVTPL at each reporting date.
At inception, the Heights convertible notes' fair value differed from the issuance proceeds by €2,359 thousand.
Since the fair value measurement of the instrument is evidenced by a valuation technique that does not only use data from observable markets, the carrying amount was adjusted to defer the difference between the fair value measurement and the transaction price, and the day one gain is therefore recognized in financial income on a straight-line basis over the term of the instrument.
On July 23 and July 30, 2025, the noteholders requested the conversion of respectively 150 and 200 convertible notes (corresponding to the entirety of the outstanding principal amount of approximately €21.9 million) into 920,377 new ordinary shares of the Group at a conversion price of €23.7674 per ordinary share (see Note 3.1 "Conversion of the Heights convertible notes – July-August 2025").
At these dates, the fair value of the converted notes of €53,921 thousand was reclassified from financial liabilities to equity. On the conversion dates, due to the put option being exercised by the holders, the fair values of the Heights notes were deemed equal to the market prices of the issued shares.
As a result of the derecognition of the Heights notes, the outstanding day-one gain was entirely amortized, resulting in a financial income of €1,262 thousand recognized in July 2025.
Note 15.3. State guaranteed loan – “PGE”
During the fourth quarter of 2025, the Group prepaid in full the outstanding principal amount of the PGE loan of €1,264 thousand.
Note 15.4. Lease liabilities
The variations in lease liabilities are set forth below:

(amounts in thousands of euros)	LEASE LIABILITY
AS OF JANUARY 1, 2025	2,363
(+) Increase	—
(-) Decrease	(241)
AS OF MARCH 31, 2025	2,122

AS OF DECEMBER 31, 2025	1,856
(+) Increase	—
(-) Decrease	(409)
AS OF MARCH 31, 2026	1,447
Lease liabilities mainly relate to the Group’s headquarters in Paris entered into in May 2024, the Boston office entered into in
November 2023 and the Montpellier offices entered into in April 2024 (see Note 8).
As of December 31, 2025 and March 31, 2026, the lease liabilities of the Paris headquarters and Boston offices represented 70% and
74% of the total lease liability, respectively.
Lease expenses related to contracts for which a lease liability and right of use asset is recognized under IFRS 16 were €219 thousand and €301 thousand for the three-month periods ended March 31, 2025 and 2026, respectively. They were recognized for (i)
€194 thousand and €280 thousand as Depreciation expenses and (ii) €19 thousand and €13 thousand as Interest expenses, for the three-
month periods ended March 31, 2025 and 2026, respectively.
Lease expenses related to short-term lease contracts and low value assets that are not included in the valuation of the lease liability amount to €87 thousand, and €1 thousand for the three-month periods ended March 31, 2025 and 2026, respectively.
Note 15.5. Royalty certificates
The royalty certificates are measured at amortized cost using the EIR method.
As of March 31, 2026, using the same future royalty cash flows assumptions with an increase of 5 points of POS and +5% of peak penetration (best case scenario) would result in an increase in the royalty certificates carrying value by respectively €+1,853 thousand and €+2,882 thousand. Using the same assumptions with a decrease of (5)% points of POS and (5)% of peak penetration (worst case scenario) would result in a decrease in the royalty certificates carrying value by respectively €(1,853) thousand and €(4,416) thousand.
Fair value
The fair value of the royalty certificates is based on the net present value of royalties, which depends on assumptions made by the
Group with regards to the probability of success of its studies (“POS”), the commercialization budget of obefazimod (“peak penetration”) and the discount rate. As of December 31, 2025 and March 31, 2026, the fair value amounts to respectively
€102,001 thousand and €104,032 thousand.
Management ensured that the discount rate of 7.5% used is reasonable based on the specific risk profile of the royalties certificates.
As of December 31, 2025, using the same assumptions with an increase of +5 points of POS, +5% of peak penetration (best case scenario) and +1% WACC would result in a change in the royalty certificates fair value by respectively €+5810 thousand, €
+2830 thousand and €(4,940) thousand. Using the same assumptions with a decrease of (5) points of POS, (5)% of peak penetration
(worst case scenario) and (1)% WACC would result in a change in the royalty certificates fair value by respectively €(5,810) thousand,
€(5,590) thousand and €+5,251 thousand.
As of March 31, 2026, using the same assumptions with an increase of +5 points of POS, +5% of peak penetration (best case scenario)
and +1% discount rate would result in a change in the royalty certificates fair value by respectively €+5,920 thousand, €
+2,952 thousand and €(4,786) thousand. Using the same assumptions with a decrease of (5) points of POS, (5)% of peak penetration
(worst case scenario) and (1)% discount rate would result in a change in the royalty certificates fair value by respectively
€(5,920) thousand, €(5,557) thousand, and €5,078 thousand.
The royalty certificates were repurchased by the Group on May 7, 2026 for an aggregate price of €76,466 thousand, paid in cash and
ADSs, and subsequently cancelled (see Note 3.3).
Note 15.6. Change in financial liabilities
Changes in financial liabilities, excluding derivative instruments, are presented below as of March 31, 2025 and 2026:

(Amounts in thousands of euros)
FINANCIAL LIABILITIES (excluding derivatives instruments)	Kreos/Claret convertible notes (OCABSA)	Kreos & Claret bond loans	Heights convertible notes	PGE	Lease liabilities	Royalty certificates	Total
AS OF JANUARY 1, 2025	23,370	46,401	21,574	2,488	2,363	13,023	109,218
Proceeds	—	—	—	—	—	—	—
Repayments	—	(3,705)	(2,188)	—	(230)	—	(6,122)
Interest paid	(563)	(1,019)	(361)	—	(19)	—	(1,962)
Non-cash changes: (gain)/loss on recognition or derecognition	—	—	(147)	—	—	—	(147)
Non-cash changes: interest expense and other	1,012	2,155	344	22	19	983	4,535
Non-cash changes: other fair value remeasurement	—	—	1,051	—	—	—	1,051
Non cash changes : Effect of the change in foreign currency exchange rates	—	—	—	—	(11)	—	(11)
AS OF MARCH 31, 2025	23,819	43,832	20,273	2,510	2,122	14,006	106,563
AS OF DECEMBER 31, 2025	—	—	—	—	1,856	30,237	32,093
Repayments	—	—	—	—	(412)	—	(412)
Interest paid	—	—	—	—	(13)	—	(13)
Non-cash changes: interest expense and other	—	—	—	—	13	2,527	2,540
Non cash changes : Effect of the change in foreign currency exchange rates	—	—	—	—	3	—	3
AS OF MARCH 31, 2026	—	—	—	—	1,447	32,764	34,210
Note 15.7. Change in derivative instruments
Changes in derivative instruments are presented below:

(amounts in thousands of euros)	Kreos/Claret BSA	Kreos/Claret Minimal Return Indemnifications	Total
DERIVATIVE FINANCIAL INSTRUMENTS
AS OF JANUARY 1, 2025	1,166	3,620	4,786
(+) Increase in fair value	—	175	175
(-) Decrease in fair value	(145)	—	(145)
AS OF MARCH 31, 2025	1,021	3,795	4,816

AS OF DECEMBER 31, 2025	—	—	—
(+) Increase in fair value	—	—	—
(-) Decrease in fair value	—	—	—
(-) Repurchases	—	—	—
(-) Exercises	—	—	—
AS OF MARCH 31, 2026	—	—	—
Details related to these instruments' accounting treatments and terms and conditions are set forth in Notes 15.1 and 15.2 of these financial statements, as well as in Notes 15.1 and 15.2 to the annual consolidated financial statements of the Group as of December 31,
2025 accompanying the Group’s Annual Report.
Note 15.8. Breakdown of financial liabilities by maturity
The following are the remaining contractual maturities of financial liabilities as of December 31, 2025 and March 31, 2026. The amounts are gross and undiscounted, and include contractual interest payments.

(amounts in thousands of euros)	AS OF DECEMBER 31, 2025
CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	GROSS AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN 1 YEAR	FROM 1 TO 2 YEARS	FROM 2 TO 5 YEARS	LONGER THAN 5 YEARS
Royalty certificates (1)	30,237	—	—	—	—	—
Lease liabilities	1,856	1,906	1,340	450	116	—
Total financial liabilities	32,093	1,906	1,340	450	116	—

(amounts in thousands of euros)	AS OF MARCH 31, 2026
CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	GROSS AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN 1 YEAR	FROM 1 TO 2 YEARS	FROM 2 TO 5 YEARS	LONGER THAN 5 YEARS
Royalty certificates (1)	32,764	—	—	—	—	—
Lease liabilities	1,447	1,482	1,127	250	104	—
Total financial liabilities	34,210	1,482	1,127	250	104	—
(1) The contractual cash flows above do not include potential future royalty payments related to the royalty certificates, amounting to
2% of the future net sales of obefazimod (worldwide and for all indications). The amount of royalties that may be paid under the royalty certificates is capped at €172.1 million in the aggregate. The royalty certificates were repurchased by the Group on May 7,
2026 and subsequently cancelled (see Note 3.3).